Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name	dei_EntityRegistrantName	BLACKROCK BASIC VALUE FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000216557
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2015
Prospectus Date	rr_ProspectusDate	Oct. 28, 2015